Summary of Significant Accounting Policies (Details) - EBP 003	12 Months Ended
	Dec. 31, 2025 USD ($) trust	Dec. 31, 2024 USD ($)
EBP, Accounting Policy [Line Items]
Investments	$ 8,041,513,805	$ 7,370,796,680
Percentage of investments held by the master trust	13.00%	18.00%
Investments at fair value	$ 4,257,564,211	$ 3,830,577,283
Number of common collective trusts | trust	4
Participant paid monthly recordkeeping fee	$ 1.63
Participant paid yearly recordkeeping fee	19.50
Participant paid transaction fees for certain in-service withdrawals and distribution requests	25
Participant paid new loan request fee	50
Amounts allocated to withdrawing participants	1,184,120	894,572
Common collective trusts
EBP, Accounting Policy [Line Items]
Investments at fair value	4,254,272,029	3,825,125,899
Master Trust - Commingled Funds | Marsh common stock
EBP, Accounting Policy [Line Items]
Investments	$ 569,666,803	$ 722,475,231